Debt - Schedule of Future Principal Repayments on Long-Term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2021	$ 129
2022	365
2023	722
2024	760
2025	647
Thereafter	1,479
Total long-term debt	$ 4,102	$ 3,168